Combined and Consolidated Statements of Operations ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥) ¥ / shares shares	Aug. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2017 CNY (¥) ¥ / shares shares	Aug. 31, 2016 CNY (¥) ¥ / shares shares
Statement Of Income And Comprehensive Income [Abstract]
Revenue	¥ 1,718,871	$ 251,665	¥ 1,328,367	¥ 1,040,329
Cost of revenue	(1,090,595)	(159,677)	(860,330)	(736,205)
Gross profit	628,276	91,988	468,037	304,124
Selling, general and administrative expenses	(368,141)	(53,901)	(261,972)	(290,098)
Other operating income	12,027	1,761	8,874	4,283
Operating income	272,162	39,848	214,939	18,309
Interest income, net	27,297	3,996	4,901	2,148
Investment income	21,669	3,173	13,718	805
Other expenses	(4,803)	(703)	(779)	(457)
Income before income taxes and share of equity in income of unconsolidated affiliates	316,325	46,314	232,779	20,805
Income tax expense	(67,382)	(9,866)	(40,970)	(17,889)
Share of equity in income of unconsolidated affiliates	(40)	(6)	0	0
Net income	248,903	36,442	191,809	2,916
Net income attributable to non-controlling interests	1,934	283	19,759	39,290
Net (loss)/income attributable to ordinary shareholders	¥ 246,969	$ 36,159	¥ 172,050	¥ (36,374)
Net (loss)/earnings per share attributable to ordinary Shareholders
Basic | (per share)	¥ 2.02	$ 0.30	¥ 1.64	¥ (0.38)
Diluted | (per share)	¥ 2.02	$ 0.30	¥ 1.64	¥ (0.38)
Weighted average shares used in calculating net (loss)/earnings per ordinary share:
Basic	122,088,201	122,088,201	104,839,041	96,983,360
Diluted	122,186,796	122,186,796	104,839,041	96,983,360